Nature of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of Business

Shopify Inc. (“Shopify” or the “Company”) was incorporated as a Canadian corporation on September 28, 2004. The Company’s mission is to make commerce better for everyone. Shopify is the leading cloud-based, multi-channel commerce platform designed for small and medium-sized businesses. The Company builds web- and mobile-based software and lets merchants easily set up beautiful online storefronts that are rich with retail functionality. Merchants use the Company's software to run their business across all of their sales channels, including web and mobile storefronts, physical retail locations, social media storefronts, and marketplaces. The Shopify platform provides merchants with a single view of their business and customers across all of their sales channels and enables them to manage products and inventory, process orders and payments, ship orders, build customer relationships and leverage analytics and reporting all from one integrated back office.

The Company’s headquarters and principal place of business are in Ottawa, Canada.

Public Offerings

In May 2017, the Company completed a public offering, in which it issued and sold 5,500,000 Class A subordinate voting shares at a public offering price of $91.00 per share. Subsequently, in June 2017, the Company issued and sold 825,000 Class A subordinate voting shares at the same price as a result of the underwriters' exercise of their over-allotment option. The Company received total net proceeds of $560,057 after deducting underwriting discounts and commissions of $14,390 and other offering expenses of $1,128.

In August 2016, the Company completed a public offering, in which it issued and sold 8,625,000 Class A subordinate voting shares at a public offering price of $38.25 per share, including the 1,125,000 Class A subordinate voting shares purchased by the underwriters pursuant to the exercise of the over-allotment option, and 2,500,000 Class A subordinate voting shares which were sold by selling shareholders. The Company received net proceeds of $224,423 after deducting underwriting discounts and commissions of $8,786 and other offering expenses of $1,073.